Summary of Significant Accounting Policies - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 shares	Dec. 31, 2019 USD ($) shares Customer $ / shares	Dec. 31, 2018 USD ($) Customer	Jun. 23, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Short-term, highly liquid investments with original maturities	90 days or less	90 days or less
Allowances for doubtful accounts		$ 0	$ 0
Asset held for sale duration		One year
Payment due period within invoicing		30 days
Warrant to purchase common securities per share | $ / shares		$ 0.04
Deferred offering costs		$ 0
Accounting Standards Update 2019-08 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Nov. 30, 2019
Change in Accounting Principle, Accounting Standards Update, Early Adoption		true
Accounting Standards Update 2018-18 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Nov. 30, 2018
Change in Accounting Principle, Accounting Standards Update, Early Adoption		true
Accounting Standards Update 2018-07 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jun. 30, 2018
Change in Accounting Principle, Accounting Standards Update, Early Adoption		true
Accounting Standards Update 2017-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		May 31, 2017
Change in Accounting Principle, Accounting Standards Update, Early Adoption		true
Accounting Standards Update 2017-01 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 31, 2017
Change in Accounting Principle, Accounting Standards Update, Early Adoption		true
Accounting Standards Update 2016-18 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Nov. 30, 2016
Change in Accounting Principle, Accounting Standards Update, Early Adoption		true
Accounting Standards Update 2016-01 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 31, 2016
Change in Accounting Principle, Accounting Standards Update, Early Adoption		true
Accounting Standards Update 2019-12 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Dec. 31, 2019
Change in Accounting Principle, Accounting Standards Update, Early Adoption		false
Accounting Standards Update 2018-13 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Aug. 30, 2018
Change in Accounting Principle, Accounting Standards Update, Early Adoption		false
Accounting Standards Update 2016-13 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jun. 30, 2016
Change in Accounting Principle, Accounting Standards Update, Early Adoption		false
Accounting Standards Update 2016-02 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Feb. 28, 2016
Change in Accounting Principle, Accounting Standards Update, Early Adoption		false
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customer | Customer		1	1
Percentage of accounts receivable balance		96.00%	97.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customer | Customer		1	1
Percentage of accounts receivable balance		100.00%	100.00%
Measurement Input, Expected Dividend Rate [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected dividend yield | shares	0	0
IPO [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs				$ 3,600,000